RELATED PARTY TRANSACTIONS - Sponsor of MCAC (Details) - USD ($)				1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Dec. 27, 2024	Nov. 13, 2024	Sep. 24, 2024	Sep. 30, 2024	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jul. 12, 2024
RELATED PARTY TRANSACTIONS
Debt instrument convertible conversion price										$ 1
Maximum percentage of ownership by an individual lender				19.99%
Extinguishment of accounts payable and accrued expenses	$ 258,000	$ 170,000,000	$ 539,000
Issuance of common stock (in shares)										7,969,232
Amount of derivative liabilities associated with share reset adjustment					$ 395,619			$ 395,619		$ 4,229,478	$ 0
Change in fair value of derivative liabilities					17,821		$ (30,919)	(526,388)	$ (30,919)	(187,428)	$ 0
Sponsor
RELATED PARTY TRANSACTIONS
Extinguishment of accounts payable and accrued expenses				$ 132,000
Conversion of debt to shares				343,248
Issuance of common stock (in shares)						205,949
Amount of derivative liabilities associated with share reset adjustment										158,000
Change in fair value of derivative liabilities					0			30,000		$ 26,000
Sponsor | Subsequent events
RELATED PARTY TRANSACTIONS
Issuance of common stock (in shares)						205,949
Sponsor | Unsecured promissory note
RELATED PARTY TRANSACTIONS
Debt instrument convertible conversion price				$ 2			$ 2		$ 2
Extinguishment of debt				$ 555,000
Monterey Capital Acquisition Corporation | Sponsor
RELATED PARTY TRANSACTIONS
Unsecured promissory notes												$ 555,000
Accounts receivable					$ 132,000			$ 132,000				$ 132,000